Income taxes - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2024 USD ($)
Income taxes
Deferred tax assets related to net operating loss carry forwards	¥ 272,542	¥ 320,122				$ 37,338
Aggregate undistributed earnings	4,014	2,531				550
Interest and penalties related to an uncertain tax position	0	0
VIE
Income taxes
Deferred tax assets related to net operating loss carry forwards	¥ 272,542	¥ 320,122				$ 37,338
Send Cloud and Ifaxin (Hubei) Cloud Computing Co. Ltd.
Income taxes
Effective preferential income tax rate	15.00%	15.00%	15.00%
Preferential tax rate gross	20.00%	20.00%	20.00%
Singapore
Income taxes
Effective statutory enterprise income tax rate	17.00%
Malaysia
Income taxes
Effective statutory enterprise income tax rate	24.00%
Hong Kong
Income taxes
Effective statutory enterprise income tax rate	16.50%
China
Income taxes
Effective statutory enterprise income tax rate	25.00%
Effective preferential income tax rate	15.00%	15.00%	15.00%	15.00%	15.00%